Organization and Principal Activities and Going Concern (Details) - USD ($)			6 Months Ended		12 Months Ended
		May 06, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Organization and Principal Activities and Going Concern [Line Items]
Incorporated date			Dec. 13, 2017
Accumulated deficit			$ (20,217,930)		$ (17,387,799)
Operating cash flow			$ (4,093,879)	$ (2,294,857)
Ordinary shares issued (in Shares)	[1]		1,496,623		1,462,271
Ordinary shares par value (in Dollars per share)	[1]		$ 0.0256		$ 0.0256
Warrant [Member] | Subsequent Event [Member]
Organization and Principal Activities and Going Concern [Line Items]
Aggregate purchase warrants shares (in Shares)		600,000
Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities and Going Concern [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0256
Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Organization and Principal Activities and Going Concern [Line Items]
Ordinary shares issued (in Shares)		150,000
Private Placement [Member]
Organization and Principal Activities and Going Concern [Line Items]
Generate gross cash proceeds amount		$ 600,000			$ 3,700,000

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.